Segment and Geographic Information - Allocation of Property, Plant and Equipment, Intangible Assets and Goodwill (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
China
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and goodwill among countries that exceeded 10%	22.00%	23.00%
Thailand
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and goodwill among countries that exceeded 10%	17.00%	17.00%
Malaysia
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and goodwill among countries that exceeded 10%	14.00%	17.00%
Romania
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and goodwill among countries that exceeded 10%	14.00%
United States
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and goodwill among countries that exceeded 10%	12.00%	13.00%